Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Impact of the retrospective change in accounting principle on the consolidated statments of operations

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals[1]	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

[1]	Excludes interest expense, which is included in other expenses, net of deferrals on the consolidated statements of operations.